Vanguard Institutional Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 27, 2017

Adoption of the Funds’ Service Agreement

On November 15, 2017, shareholders of Vanguard Institutional Index Fund voted to approve a new investment advisory and distribution arrangement by adopting the Vanguard Funds’ Fifth Amended and Restated Funds’ Service Agreement.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is restated as follows:

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Institutional Plus
	Shares	Shares
Management Fees	0.035%	0.02%
12b-1 Distribution Fee	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	0.035%	0.02%

1 The expense information shown in the table has been restated to reflect current expenses.

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$4	$11	$20	$45
Institutional Plus Shares	$2	$6	$11	$26

The paragraph under “Purchase and Sale of Fund Shares” is replaced with the following:

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares or Institutional Plus Shares is $5 million or $100 million, respectively. The minimum investment amount required to add to an existing Fund account is generally $1. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Prospectus Text Changes

In the More on the Fund section, the following replaces the first paragraph under “Share Class Overview”:

This prospectus offers the Fund’s Institutional Shares and Institutional Plus Shares, which are generally for investors who invest a minimum of $5 million and $100 million, respectively. The Fund generally is not available through financial intermediaries.

In the More on the Fund section, the third sentence in “Plain Talk About Fund Expenses” is restated as follows:

Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Institutional Index Fund’s expense ratios would be as follows: for Institutional Shares, 0.035%, or $0.035 per $1,000 of average net assets; for Institutional Plus Shares, 0.02%, or $0.02 per $1,000 of average net assets.

In the More on the Fund section, the following replaces the paragraph under “The Fund and Vanguard”:

The Fund is a member of The Vanguard Group, a family of more than 200 mutual funds holding assets of approximately $3.6 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

In the More on the Fund section, the first four paragraphs and the table under “Investment Advisor” are deleted and replaced with the following:

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Equity Index Group. As of December 31, 2016, Vanguard served as advisor for approximately $3.1 trillion in assets. Vanguard provides investment advisory services to the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

In the Investing With Vanguard section, the following replaces the first paragraph under “Account Minimums for Institutional Shares and Institutional Plus Shares”:

To open and maintain an account. Institutional Shares – $5 million; Institutional Plus Shares - $100 million. Institutional clients should contact Vanguard for information on special eligibility rules that may apply to them.

In the Investing With Vanguard section, the following replaces the text under “Conversions From Institutional Shares to Institutional Plus Shares”:

You may convert Institutional Shares to Institutional Plus Shares of the Fund, provided that your account balance is at least $100 million.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 854 112017

Vanguard Institutional Total Stock Market Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 27, 2017

Adoption of the Funds’ Service Agreement

On November 15, 2017, shareholders of Vanguard Institutional Total Stock Market Index Fund voted to approve a new investment advisory and distribution arrangement by adopting the Vanguard Funds’ Fifth Amended and Restated Funds’ Service Agreement.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is restated as follows:

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Institutional Plus
	Shares	Shares
Management Fees	0.035%	0.02%
12b-1 Distribution Fee	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	0.035%	0.02%

1 The expense information shown in the table has been restated to reflect current expenses.

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$4	$11	$20	$45
Institutional Plus Shares	$2	$6	$11	$26

The paragraph under “Purchase and Sale of Fund Shares” is replaced with the following:

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares or Institutional Plus Shares is $5 million or $100 million, respectively. The minimum investment amount required to add to an existing Fund account is generally $1. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Prospectus Text Changes

In the More on the Fund section, the following replaces the first paragraph under “Share Class Overview”:

This prospectus offers the Fund’s Institutional Shares and Institutional Plus Shares, which are generally for investors who invest a minimum of $5 million and $100 million, respectively. The Fund generally is not available through financial intermediaries.

In the More on the Fund section, the third sentence in “Plain Talk About Fund Expenses” is restated as follows:

Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Institutional Total Stock Market Index Fund’s expense ratios would be as follows: for Institutional Shares, 0.035%, or $0.035 per $1,000 of average net assets; for Institutional Plus Shares, 0.02%, or $0.02 per $1,000 of average net assets.

In the More on the Fund section, the following replaces the paragraph under “The Fund and Vanguard”:

The Fund is a member of The Vanguard Group, a family of over 200 mutual funds holding assets of approximately $3.6 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

In the More on the Fund section, the first four paragraphs and the table under “Investment Advisor” are deleted and replaced with the following:

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Equity Index Group. As of December 31, 2016, Vanguard served as advisor for approximately $3.1 trillion in assets. Vanguard provides investment advisory services to the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

In the Investing With Vanguard section, the following replaces the first paragraph under “Account Minimums for Institutional Shares and Institutional Plus Shares”:

To open and maintain an account. Institutional Shares – $5 million; Institutional Plus Shares - $100 million. Institutional clients should contact Vanguard for information on special eligibility rules that may apply to them.

In the Investing With Vanguard section, the following replaces the text under “Conversions From Institutional Shares to Institutional Plus Shares”:

You may convert Institutional Shares to Institutional Plus Shares of the Fund, provided that your account balance is at least $100 million.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 871 112017

Vanguard Institutional Index Funds

Supplement to the Statement of Additional Information Dated April 27, 2017

On November 15, 2017, shareholders of Vanguard Institutional Index Funds voted to approve a new investment advisory and distribution arrangement by adopting the Vanguard Funds’ Fifth Amended and Restated Funds’ Service Agreement.

Statement of Additional Information Text Changes

The disclosure under the Management of the Funds heading is deleted and replaced with the following:

Each Fund is part of the Vanguard group of investment companies, which consists of over 200 mutual funds. Each fund is a series of a Delaware statutory trust, and through the trusts’ jointly owned subsidiary, Vanguard, the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.

Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund (other than a fund of funds) pays its share of Vanguard’s total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodial fees.

The funds’ officers are also employees of Vanguard.

Vanguard, Vanguard Marketing Corporation (VMC), the funds, and the funds’ advisors have adopted codes of ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The codes of ethics permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the codes of ethics require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds.

Vanguard was established and operates under an Amended and Restated Funds’ Service Agreement. The Amended and Restated Funds’ Service Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its net assets in Vanguard. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund’s relative net assets and its contribution to Vanguard’s capital.

The paragraph under the Investment Advisory Services heading is revised as follows:

The Funds receive all investment advisory services from Vanguard, through its Equity Index Group. These services are provided on at at-cost basis by an experienced advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the funds utilizing these services.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 094 112017